Principal subsidiaries - Subsidiaries financial information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenue		$ 53,658	$ 54,041	$ 55,554
Profit/(loss) after tax		11,574	9,953	13,048
Profit/(loss) after tax – attributable to non-controlling interests		22	(105)	656
Profit/(loss) after tax – attributable to owners of Rio Tinto		11,552	10,058	12,392
Other comprehensive (loss)/income		(3,374)	319	(1,897)
Total comprehensive income/(loss)	[1]	8,200	10,272	11,151
Non-current assets		83,666	82,039
Current assets		19,120	21,510
Current liabilities		(11,743)	(12,743)
Non-current liabilities		(33,078)	(34,465)
Net assets/(liabilities)		57,965	56,341
– attributable to non-controlling interests		2,719	1,755
– attributable to Rio Tinto		55,246	54,586
Cash flow from operations		15,599	15,160	16,134
Dividends paid to non-controlling interests		(477)	(462)	$ (421)
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Revenue		2,255	2,314
Profit/(loss) after tax		321	445
Profit/(loss) after tax – attributable to non-controlling interests		133	184
Profit/(loss) after tax – attributable to owners of Rio Tinto		188	261
Other comprehensive (loss)/income		(205)	60
Total comprehensive income/(loss)		116	505
Non-current assets		2,987	3,170
Current assets		711	866
Current liabilities		(541)	(519)
Non-current liabilities		(937)	(1,005)
Net assets/(liabilities)		2,220	2,512
– attributable to non-controlling interests		934	1,052
– attributable to Rio Tinto		1,286	1,460
Cash flow from operations		735	801
Dividends paid to non-controlling interests		(165)	(103)
Simfer Jersey
Disclosure of subsidiaries [line items]
Revenue		0	0
Profit/(loss) after tax		(25)	(199)
Profit/(loss) after tax – attributable to non-controlling interests		(18)	(114)
Profit/(loss) after tax – attributable to owners of Rio Tinto		(7)	(85)
Other comprehensive (loss)/income		0	0
Total comprehensive income/(loss)		(25)	(199)
Non-current assets		2,908	789
Current assets		545	83
Current liabilities		(402)	(67)
Non-current liabilities		(45)	(1,016)
Net assets/(liabilities)		3,006	(211)
– attributable to non-controlling interests		1,335	(130)
– attributable to Rio Tinto		1,671	(81)
Cash flow from operations		(850)	262
Dividends paid to non-controlling interests		0	0
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Revenue		2,184	1,625
Profit/(loss) after tax		(1,077)	(1,024)
Profit/(loss) after tax – attributable to non-controlling interests		(436)	(352)
Profit/(loss) after tax – attributable to owners of Rio Tinto		(641)	(672)
Other comprehensive (loss)/income		0	0
Total comprehensive income/(loss)		(1,077)	(1,024)
Non-current assets		16,535	15,335
Current assets		581	511
Current liabilities		(672)	(4,920)
Non-current liabilities		(18,860)	(12,544)
Net assets/(liabilities)		(2,416)	(1,618)
– attributable to non-controlling interests		(994)	(558)
– attributable to Rio Tinto		(1,422)	(1,060)
Cash flow from operations		1,039	345
Dividends paid to non-controlling interests		0	0
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Revenue		1,746	1,753
Profit/(loss) after tax		782	848
Profit/(loss) after tax – attributable to non-controlling interests		313	339
Profit/(loss) after tax – attributable to owners of Rio Tinto		469	509
Other comprehensive (loss)/income		(279)	40
Total comprehensive income/(loss)		503	888
Non-current assets		2,695	2,899
Current assets		743	808
Current liabilities		(124)	(157)
Non-current liabilities		(422)	(443)
Net assets/(liabilities)		2,892	3,107
– attributable to non-controlling interests		1,153	1,241
– attributable to Rio Tinto		1,739	1,866
Cash flow from operations		1,274	1,480
Dividends paid to non-controlling interests		$ (282)	$ (345)

[1]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.